Ikanos and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 29, 2013 Customer	Dec. 30, 2012 Customer	Sep. 30, 2012 Customer	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012 Customer	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Oct. 03, 2010	Sep. 29, 2013 Customer	Sep. 30, 2012 Customer	Dec. 30, 2012 Customer	Jan. 01, 2012 Customer	Jan. 02, 2011 Customer	Aug. 23, 2013	Jan. 03, 2010
Line of Credit Facility [Line Items]
Net loss	$ (8,665,000)	$ (4,524,000)	$ (6,357,000)	$ (2,999,000)	$ (3,705,000)	$ 545,000	$ (2,150,000)	$ (3,829,000)	$ (2,063,000)		$ (21,754,000)	$ (13,061,000)	$ (17,585,000)	$ (7,497,000)	$ (49,763,000)
Accumulated deficit	(317,500,000)	(295,699,000)				(278,114,000)					(317,500,000)		(295,699,000)	(278,114,000)
Liquid investments maturity date											90 or fewer days		90 or fewer days
Liquid investments maturity due											90 days		90 days
Liquid short term investment minimum maturity period													90 days
Non-liquid investments minimum maturity													1 year
Impairment of goodwill										8,600,000					8,633,000
Intangible asset impairment charge										12,800,000			0	0	12,800,000
Goodwill		0											0				8,633,000
Intangibles written down	837,000	1,529,000				3,602,000				6,700,000	837,000		1,529,000	3,602,000
Number of customers related to accounts receivable	3	2				3					3		2	3
Number of customers related to revenue	4		3								3	4	3	2	2
Warranty on products													1 year
Liabilities for uncertain tax positions calculated as Percent of largest amount being realized upon ultimate settlement													50.00%
Common stock to offer and sell under Form S-1																$ 30,000,000
Common stock minimum price per share for continued listing													$ 1.00
Minimum [Member]
Line of Credit Facility [Line Items]
Consecutive trading days		10 days											10 days
Revenue [Member] | Askey Computer Corporation [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to revenue	3.00%										14.00%
Revenue [Member] | Jabil Industrial do Brasil Ltda. [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to revenue											2.00%
Customer One [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to accounts receivable	42.00%	22.00%				33.00%					42.00%		22.00%	33.00%
Credit risk with respect to revenue	32.00%		22.00%								25.00%	19.00%	19.00%	20.00%	18.00%
Customer Two [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to accounts receivable	13.00%	20.00%				18.00%					13.00%		20.00%	18.00%
Credit risk with respect to revenue	11.00%		14.00%								14.00%	12.00%	13.00%	10.00%	15.00%
Customer Three [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to accounts receivable	12.00%					18.00%					12.00%			18.00%
Credit risk with respect to revenue	11.00%		10.00%								10.00%	11.00%	12.00%
Customer Four [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to revenue	10.00%											10.00%
Sagemcom [Member] | Revenue [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to revenue	32.00%										25.00%
Sagemcom Contract Manufacturers [Member] | Revenue [Member]
Line of Credit Facility [Line Items]
Credit risk with respect to revenue	3.00%										16.00%